Principal Accounting Policies - Summary of Value Added Tax (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Gross VAT	¥ 4,518,878	¥ 3,510,749	¥ 1,832,598
Less: VAT refund	(1,979,581)	(1,559,814)	(938,689)
VAT, net	¥ 2,539,297	¥ 1,950,935	¥ 893,909